Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Jan. 31, 2013
Other Comprehensive Income (Loss), Tax [Abstract]
Composition Of Accumulated Other Comprehensive Income (Loss)
The following table provides the changes in the composition of total Walmart accumulated other comprehensive income (loss) for fiscal 2013, 2012 and 2011:

	Currency Translation and Other	Derivative Instruments	Minimum Pension Liability	Total
(Amounts in millions)
Balances as of February 1, 2010	$348	$77	$(495)	$(70)
Other comprehensive income (loss)	878	(17)	(145)	716
Balances as of January 31, 2011	1,226	60	(640)	646
Other comprehensive income (loss)	(2,032)	(67)	43	(2,056)
Balances as of January 31, 2012	(806)	(7)	(597)	(1,410)
Other comprehensive income (loss)	853	136	(166)	823
Balances as of January 31, 2013	$47	$129	$(763)	$(587)
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